Principal Accounting Policies - Liquidity, Functional Currency and Foreign Currency Translation, Short-term Investments, Accounts Receivable, Capitalized Software Development Cost (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Liquidity
Net loss	$ (99,767)	¥ (694,565)	¥ (185,512)	¥ (767,304)
Net cash used in operating activities	(17,303)	¥ (120,461)	268,089	(418,649)
Accumulated deficit	$ (917,288)		(5,691,409)		¥ (6,385,974)
Functional Currency and Foreign Currency Translation
Exchange rate	6.9618				6.9618
Unamortized amount	$ 32,081		187,360		¥ 223,340
Accumulated deficit [Member]
Liquidity
Accumulated deficit			(5,691,409)	(5,505,897)
Maximum [Member]
Functional Currency and Foreign Currency Translation
Weighted average cost of capital	10.00%	10.00%
Minimum [Member]
Functional Currency and Foreign Currency Translation
Weighted average cost of capital	2.00%	2.00%
Software [Member]
Functional Currency and Foreign Currency Translation
Cost capitalized		¥ 56,927	75,443	19,545
Amortization expense		¥ 36,983	¥ 14,699	¥ 5,729
Unamortized amount					¥ 111,628